PROPERTY AND EQUIPMENT, NET - Property and Equipment, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Property, Plant and Equipment, Net [Abstract]
Property, plant and equipment, gross	$ 3,087,336	$ 2,551,916
Less: accumulated depreciation	(1,780,499)	(1,454,217)
Property, plant and equipment, net	1,306,837	1,097,699
Computers [Member]
Property, Plant and Equipment, Net [Abstract]
Property, plant and equipment, gross	1,661,463	1,525,593
Office Equipment, Furniture and Fittings [Member]
Property, Plant and Equipment, Net [Abstract]
Property, plant and equipment, gross	80,907	61,443
Leasehold Improvements [Member]
Property, Plant and Equipment, Net [Abstract]
Property, plant and equipment, gross	483,658	350,104
Transportation Assets [Member]
Property, Plant and Equipment, Net [Abstract]
Property, plant and equipment, gross	121,769	70,669
Warehouse Equipment [Member]
Property, Plant and Equipment, Net [Abstract]
Property, plant and equipment, gross	365,207	193,818
Land [Member]
Property, Plant and Equipment, Net [Abstract]
Property, plant and equipment, gross	261,748	268,032
Building [Member]
Property, Plant and Equipment, Net [Abstract]
Property, plant and equipment, gross	69,587	70,866
Construction-in-Progress [Member]
Property, Plant and Equipment, Net [Abstract]
Property, plant and equipment, gross	$ 42,997	$ 11,391